Selling, general and administrative expense	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense.
Selling, general and administrative expense

Note 15 – Selling, general and administrative expense

Selling, general and administrative expenses consist of the following:

	Year ended December 31,
	2022	2021
Selling, general and administrative expenses:
Salaries and benefits	$223,664	$202,871
Sales and marketing	44,609	41,841
Rent and occupancy	51,511	44,489
Travel	11,201	7,942
Professional fees	33,715	39,669
Office supplies and services	29,596	29,087
Other	53,242	20,738
Total selling, general and administrative expense	$447,538	$386,637

The cost of advertising is expensed as incurred and totaled $11.3 million and $17.8 million in 2022 and 2021, respectively and is included in the sales and marketing category of selling, general and administrative expenses.